Document and Entity Information	Jun. 23, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2026
Entity File Number	1-4858
Entity Registrant Name	INTERNATIONAL FLAVORS & FRAGRANCES INC.
Entity Central Index Key	0000051253
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-1432060
Entity Address, Address Line One	521 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	765-5500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value 12 1/2¢ per share
Trading Symbol	IFF
Security Exchange Name	NYSE
1.800% Senior Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.800% Senior Notes due 2026
Trading Symbol	IFF 26
Security Exchange Name	NYSE